Leases and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Lease Cost
Lease Expense

	Year Ended December 31
	2024	2023	2022	Income Statement Classification
Operating lease expense	$136	$131	$133	Cost of products sold, Marketing, research and general expenses
Finance lease expense:
Amortization of lease assets	14	12	11	Cost of products sold
Interest on lease liabilities	3	2	1	Interest expense
Total finance lease expense	17	14	12
Variable lease expense(a)	132	214	209	Cost of products sold, Marketing, research and general expenses
Total lease expense	$285	$359	$354
(a)    Includes short-term leases, which are immaterial.

Operating Lease Assets and Liabilities
Lease Assets and Liabilities

	December 31
	2024	2023	Balance Sheet Classification
Assets
Operating lease	$363	$387	Other Assets
Finance lease	46	42	Property, Plant and Equipment, Net
Total lease assets	$409	$429
Liabilities
Current:
Operating lease	$116	$117	Accrued expenses and other current liabilities
Finance lease	12	10	Debt payable within one year
Noncurrent:
Operating lease	265	293	Other Liabilities
Finance lease	32	26	Long-Term Debt
Total lease liabilities	$425	$446

Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities

	December 31, 2024
	Operating Leases	Finance Leases	Total
2025	$132	$14	$146
2026	119	11	130
2027	73	10	83
2028	36	7	43
2029	22	4	26
Thereafter	40	7	47
Total lease payments	422	53	475
Less imputed interest	41	9	50
Present value of lease liabilities	$381	$44	$425

Supplemental Information Related to Operating Leases
Supplemental Information Related to Leases
The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations. As a result, unless specifically stated, supplemental cash flow information shown below reflects Kimberly-Clark's consolidated results for all periods presented.

	Year Ended December 31
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating leases	$156	$147	$148
Finance leases	19	17	11
Lease assets obtained in exchange for new lease obligations:
Operating leases	74	66	57
Finance leases	23	24	6
Other non-cash modifications to lease assets:
Operating leases	39	39	72